Investment and Return - Schedule of Cash Resources and Other Financial Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Cash at bank and in hand	€ 2,174	€ 1,904
Short-term deposits with maturity of less than three months	1,024	1,333
Other cash equivalents	32	80
Cash and cash equivalents	3,230	3,317
Cash at bank and in hand	2,174	1,904
Short-term deposits with maturity of less than three months	1,024	1,333
Other cash equivalents	32	80
Cash and cash equivalents	3,230	3,317
Other current financial assets
Amortised cost	382
Financial assets at fair value through other comprehensive income	154
Current financial assets at fair value through profit or loss:
Current held-to-maturity investments		38
Current loans and receivables		277
Current available-for-sale financial assets		202
Other current financial assets	874	770
Current financial assets	4,104	4,087
Other non-current financial assets
Amortised cost	247
Financial assets at fair value through other comprehensive income	175
Non-current financial assets at fair value through profit or loss:
Non-current held-to-maturity investments		125
Non-current loans and receivables		186
Non-current available-for-sale financial assets		362
Other non-current financial assets	642	675
Non-current financial assets	642	675
Other financial assets
Amortised cost	629
Financial assets at fair value through other comprehensive income	329
Financial assets at fair value through profit or loss:
Held-to-maturity investments		163
Loans and receivables		463
Available-for-sale financial assets		564
Other financial assets	1,516	1,445
Total	4,746	4,762
Derivatives [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	194	116
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	194	116
Other [member]
Current financial assets at fair value through profit or loss:
Current financial assets at fair value through profit or loss	144	137
Non-current financial assets at fair value through profit or loss:
Non-current financial assets at fair value through profit or loss	220	2
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	€ 364	€ 139